Restructuring Charges (Narrative) (Details) (JPY ¥) In Millions					12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Mar. 31, 2010 Special Termination Benefits [Member] Automotive Systems [Member]	Mar. 31, 2009 Special Termination Benefits [Member] Automotive Systems [Member]	Mar. 31, 2010 Special Termination Benefits [Member] High Functional Materials & Components [Member]	Mar. 31, 2009 Special Termination Benefits [Member] High Functional Materials & Components [Member]	Mar. 31, 2009 Special Termination Benefits [Member] Components & Devices [Member]	Mar. 31, 2010 Special and One-Time Termination Benefits [Member] Components & Devices [Member]	Mar. 31, 2010 High Functional Materials & Components [Member]	Mar. 31, 2009 High Functional Materials & Components [Member]	Mar. 31, 2010 Components & Devices [Member]	Mar. 31, 2009 Components & Devices [Member]
Restructuring charges reportable segment					¥ 7,731	¥ 5,717	¥ 4,010	¥ 4,069	¥ 2,230	¥ 4,144	¥ 4,426	¥ 4,252	¥ 4,182	¥ 3,286
Restructuring liabilities	¥ 3,358	¥ 8,170	¥ 7,543	¥ 8,952		¥ 3,164	¥ 787	¥ 1,050	¥ 937	¥ 3,054